Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 56,299	€ 56,332
Additions	7,999	8,739
Depreciation capitalized	288	205
Depreciation	(6,300)	(6,356)
Impairment	(3,136)	(2,176)
Reversals	303	444
Write-off	(422)	(447)
Currency translation differences	2,774	(1,578)
Initial recognition and changes in estimates	97	748
Changes in the scope of consolidation - included entities	2,586	1,075
Changes in the scope of consolidation - excluded entities	(1,351)	(1)
Other changes	727	(686)
Property, plant and equipment - end of the year	59,864	56,299
Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,111	1,088
Additions	31	22
Depreciation	(57)	(47)
Impairment	(9)	(30)
Currency translation differences	1	1
Initial recognition and changes in estimates		3
Changes in the scope of consolidation - included entities	12	48
Changes in the scope of consolidation - excluded entities	(1)
Transfers	47	37
Other changes		(11)
Property, plant and equipment - end of the year	1,142	1,111
E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	37,421	40,492
Additions	20
Depreciation	(5,668)	(5,699)
Impairment	(1,705)	(1,164)
Reversals	107	109
Write-off	(1)
Currency translation differences	2,071	(1,223)
Initial recognition and changes in estimates	35	698
Changes in the scope of consolidation - included entities	1,314	521
Changes in the scope of consolidation - excluded entities	(822)
Transfers	6,865	5,592
Other changes	(1,408)	(1,905)
Property, plant and equipment - end of the year	38,229	37,421
Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	4,588	4,280
Additions	255	407
Depreciation	(575)	(610)
Impairment	(371)	(366)
Reversals	92	42
Write-off	(1)	(2)
Currency translation differences	49	(39)
Initial recognition and changes in estimates	6	16
Changes in the scope of consolidation - included entities	3	298
Changes in the scope of consolidation - excluded entities	(17)	(1)
Transfers	566	595
Other changes	(104)	(32)
Property, plant and equipment - end of the year	4,491	4,588
E&P exploration assets and appraisal
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,568	1,345
Additions	419	764
Depreciation capitalized	28	20
Write-off	(414)	(420)
Currency translation differences	91	(46)
Initial recognition and changes in estimates	(4)	17
Changes in the scope of consolidation - included entities	97
Changes in the scope of consolidation - excluded entities	(25)
Transfers	(6)	(70)
Other changes	(12)	(42)
Property, plant and equipment - end of the year	1,742	1,568
E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	9,682	7,494
Additions	5,546	6,294
Depreciation capitalized	260	184
Impairment	(669)	(226)
Reversals	74	257
Write-off	(5)	(25)
Currency translation differences	554	(268)
Initial recognition and changes in estimates	62	14
Changes in the scope of consolidation - included entities	1,090	131
Changes in the scope of consolidation - excluded entities	(486)
Transfers	(6,859)	(5,522)
Other changes	2,047	1,349
Property, plant and equipment - end of the year	11,296	9,682
Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,929	1,633
Additions	1,728	1,252
Depreciation capitalized		1
Impairment	(382)	(390)
Reversals	30	36
Write-off	(1)
Currency translation differences	8	(3)
Initial recognition and changes in estimates	(2)
Changes in the scope of consolidation - included entities	70	77
Transfers	(613)	(632)
Other changes	197	(45)
Property, plant and equipment - end of the year	2,964	1,929
Gross carrying amount
Property, plant and equipment
Property, plant and equipment - beginning of the year	195,887
Property, plant and equipment - end of the year	198,576	195,887
Gross carrying amount | Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	4,354
Property, plant and equipment - end of the year	4,412	4,354
Gross carrying amount | E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	139,866
Property, plant and equipment - end of the year	139,117	139,866
Gross carrying amount | Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	32,121
Property, plant and equipment - end of the year	33,226	32,121
Gross carrying amount | E&P exploration assets and appraisal
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,568
Property, plant and equipment - end of the year	1,742	1,568
Gross carrying amount | E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	13,670
Property, plant and equipment - end of the year	14,589	13,670
Gross carrying amount | Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	4,308
Property, plant and equipment - end of the year	5,490	4,308
Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Property, plant and equipment - beginning of the year	(139,588)
Property, plant and equipment - end of the year	(138,712)	(139,588)
Accumulated depreciation, amortisation and impairment | Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	(3,243)
Property, plant and equipment - end of the year	(3,270)	(3,243)
Accumulated depreciation, amortisation and impairment | E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	(102,445)
Property, plant and equipment - end of the year	(100,888)	(102,445)
Accumulated depreciation, amortisation and impairment | Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	(27,533)
Property, plant and equipment - end of the year	(28,735)	(27,533)
Accumulated depreciation, amortisation and impairment | E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	(3,988)
Property, plant and equipment - end of the year	(3,293)	(3,988)
Accumulated depreciation, amortisation and impairment | Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	(2,379)
Property, plant and equipment - end of the year	€ (2,526)	€ (2,379)